THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2024 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 68.4%

	Shares	Value
Australia — 0.2%
Paladin Energy *	14,967	$111,677
WiseTech Global	2,218	138,983
Xero*	1,539	140,229
		390,889
Austria — 0.1%
Verbund	2,903	233,099
Belgium — 0.0%
Argenx *	64	32,722
Brazil — 0.1%
Itau Unibanco Holding ADR	12,462	75,021
MercadoLibre *	25	41,722
Raia Drogasil	10,258	50,364
Rumo	20,993	81,951
		249,058
Canada — 0.2%
Algonquin Power & Utilities	19,324	120,648
Kinaxis *	1,144	140,745
Northland Power	7,232	120,948
		382,341
China — 2.2%
Agricultural Bank of China, Cl A	245,900	156,098
Alibaba Group Holding	14,421	141,906
Anhui Conch Cement, Cl A	32,000	107,028
Baidu ADR *	1,569	138,966
Baoshan Iron & Steel, Cl A	128,800	121,161
Beijing Career International, Cl A	32,800	67,958
China Minsheng Banking, Cl A	165,600	81,394
China State Construction Engineering, Cl A	218,500	168,791
China Vanke, Cl A	52,400	51,432
Contemporary Amperex Technology, Cl A	1,200	30,918
Fujian Sunner Development, Cl A	57,700	107,578
Gree Electric Appliances of Zhuhai, Cl A	23,900	132,365
Guangdong Haid Group, Cl A	23,300	141,659
Guangxi LiuYao Group, Cl A	21,800	52,198
Han's Laser Technology Industry Group, Cl A	28,100	85,704
Huadong Medicine, Cl A	28,300	114,267
Industrial & Commercial Bank of China, Cl A	143,900	116,493
Industrial Bank, Cl A	69,900	162,020

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
China — continued
Inner Mongolia Yili Industrial Group, Cl A	31,400	$109,079
Jiangsu Hengrui Pharmaceuticals, Cl A	15,300	89,333
Kweichow Moutai, Cl A	700	137,618
LONGi Green Energy Technology, Cl A	36,900	74,152
Luxshare Precision Industry, Cl A	29,200	155,087
Nantong Jianghai Capacitor, Cl A	61,700	111,771
PDD Holdings ADR *	920	118,579
Ping An Insurance Group of China, Cl A	9,400	55,385
SAIC Motor, Cl A	62,500	126,947
SDIC Power Holdings, Cl A	10,900	25,625
Sieyuan Electric, Cl A	11,800	108,423
Sungrow Power Supply, Cl A	19,200	183,265
Suzhou Gold Mantis Construction Decoration, Cl A	98,800	43,740
Trip.com Group ADR *	1,914	81,402
Wanhua Chemical Group, Cl A	8,600	92,308
Weifu High-Technology Group, Cl A	85,000	199,667
Wellhope Foods, Cl A *	55,300	54,229
Yifeng Pharmacy Chain, Cl A	14,600	42,313
YTO Express Group, Cl A	66,600	132,199
Yutong Bus, Cl A	59,800	185,428
Zhejiang Dahua Technology, Cl A	35,200	73,189
Zhejiang Sanhua Intelligent Controls, Cl A	23,200	59,270
		4,236,945
Denmark — 0.4%
Coloplast, Cl B	289	37,570
Genmab *	81	22,880
Novo Nordisk, Cl B	5,554	735,866
		796,316
Finland — 0.1%
Fortum	7,168	110,222
France — 0.7%
Cie de Saint-Gobain	3,028	259,760
Engie	14,830	233,130
EssilorLuxottica	519	118,768
Legrand	2,782	300,587
Sanofi	2,051	211,443
Sartorius Stedim Biotech	156	31,130
STMicroelectronics	3,789	125,275
		1,280,093

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Germany — 0.6%
Bayer	1,992	$59,263
E.ON	16,622	233,093
Fresenius & KGaA *	1,034	37,049
Fresenius Medical Care	726	28,015
Infineon Technologies	4,120	143,121
RWE	6,282	234,450
SAP	1,737	367,238
Siemens Healthineers	1,293	69,304
		1,171,533
Greece — 0.1%
JUMBO	3,797	101,747
Piraeus Financial Holdings	17,240	72,838
		174,585
Hong Kong — 0.7%
China Construction Bank, Cl H	207,054	144,583
China Everbright Bank, Cl H	380,000	114,734
China Railway Group, Cl H	191,000	93,143
China Railway Signal & Communication, Cl H ...	291,000	120,697
Geely Automobile Holdings	81,599	82,909
Haitong Securities, Cl H	155,200	71,758
Kingsoft	10,200	28,893
Lenovo Group	63,831	82,675
Meituan, Cl B *	9,321	129,065
Ping An Insurance Group of China, Cl H	9,473	41,137
Tencent Holdings	6,364	293,676
Zhuzhou CRRC Times Electric, Cl H	56,400	208,146
		1,411,416
Hungary — 0.1%
OTP Bank Nyrt	2,688	137,791
Richter Gedeon Nyrt	3,912	111,525
		249,316
India — 3.6%
AIA Engineering	2,250	124,301
Amara Raja Energy & Mobility	13,339	259,803
Angel One	1,750	45,442
Bajaj Auto	1,754	202,649
Bajaj Finance	1,790	145,861
Balkrishna Industries	670	26,642
Bank of Baroda	163,869	497,443
Bank of India	148,700	224,324

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
India — continued
Bharat Electronics	27,300	$103,300
Canara Bank	57,500	79,009
Caplin Point Laboratories	2,400	45,207
Central Depository Services India	2,600	78,112
Chaman Lal Setia Exports	9,534	25,967
CMS Info Systems	8,400	57,958
Concord Biotech	950	18,655
DEE Development Engineers *	6,464	28,445
Deepak Nitrite	900	33,335
Dodla Dairy *	4,470	63,903
eClerx Services	6,106	175,112
Electronics Mart India *	20,000	52,724
Emami	21,900	213,960
General Insurance Corp of India	14,500	74,589
Gland Pharma *	2,300	58,946
Granules India	5,800	43,695
HDFC Bank	35,071	677,721
Hero MotoCorp	1,830	120,227
Hindustan Unilever	1,918	62,052
Honasa Consumer *	15,782	87,898
ICICI Bank ADR	7,000	203,770
ICICI Bank	11,925	173,824
Indian Bank	57,000	415,652
InterGlobe Aviation *	750	40,107
Just Dial *	4,500	68,548
KSB	8,000	91,990
National Aluminium	77,500	180,349
NHPC	64,500	81,197
Petronet LNG	27,000	119,067
PG Electroplast *	22,000	117,153
Polycab India	2,250	184,855
Punjab National Bank	121,400	180,364
Rategain Travel Technologies, Cl A *	6,483	63,800
Reliance Industries	3,467	124,994
Shree Cement	1,250	414,758
State Bank of India	12,400	129,639
Sun Pharmaceutical Industries	3,850	79,187
Tata Consultancy Services	5,996	314,854
Union Bank of India	141,100	228,078
Varun Beverages	2,400	45,280
		6,884,746

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Indonesia — 0.1%
Bank Central Asia	161,318	$102,148
Bank Negara Indonesia Persero	210,993	64,622
		166,770
Ireland — 0.1%
Kerry Group, Cl A	1,546	144,545
Italy — 0.6%
Enel	32,390	231,238
ERG	8,743	231,827
Prysmian	5,294	363,934
Terna - Rete Elettrica Nazionale	27,845	231,873
		1,058,872
Japan — 9.5%
Advantest	12,800	566,546
Ajinomoto	6,200	255,349
Asahi Group Holdings	6,500	239,286
Asics	7,700	125,667
Astellas Pharma	15,500	179,768
Chiba Bank	21,900	205,148
Chugai Pharmaceutical	10,940	477,449
CMK	19,800	70,967
Concordia Financial Group	70,200	442,437
Dai-ichi Life Holdings	26,600	811,042
Fuji Electric	6,400	359,980
Fuji Oil Holdings	10,200	212,971
FUJIFILM Holdings	11,300	268,668
Fujikura	8,900	178,299
Fujitsu	10,400	188,866
Fukuoka Financial Group	4,900	137,439
GS Yuasa	10,500	186,829
Hitachi	43,166	932,674
Hoya	1,400	175,421
Insource	19,200	112,589
ITOCHU	9,900	507,706
Japan Post Bank	39,300	408,963
Japan Post Insurance	9,800	201,758
JCR Pharmaceuticals	23,200	90,523
JMDC	4,200	93,217
Keyence	1,568	685,624
Kyushu Financial Group	13,400	82,539
Lasertec	700	124,203

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Japan — continued
M&A Capital Partners	11,000	$155,801
Mebuki Financial Group	25,000	104,061
MINEBEA MITSUMI	11,200	269,408
Mitsubishi Gas Chemical	10,400	196,612
Mitsubishi UFJ Financial Group	80,100	925,183
Mitsui Fudosan	26,000	269,356
Mizuho Financial Group	20,300	464,061
Morinaga Milk Industry	1,100	26,398
NEC	3,500	302,941
Nippon Telegraph & Telephone	570,900	608,416
Nitori Holdings	1,600	195,673
Obic	1,000	152,483
Pan Pacific International Holdings	8,400	219,149
Raito Kogyo	6,700	97,210
Rengo	40,000	278,983
Resona Holdings	61,500	441,013
Rohto Pharmaceutical	8,700	204,354
Shikoku Kasei Holdings	5,900	90,196
Shin-Etsu Chemical	8,300	368,775
Shizuoka Financial Group	14,800	147,827
SKY Perfect JSAT Holdings	31,900	187,689
Sony Group	5,000	444,093
Sumitomo Mitsui Financial Group	13,000	938,768
Sumitomo Mitsui Trust Holdings	18,800	475,205
Suzuki Motor	17,600	202,263
T&D Holdings	14,000	262,440
Takasago Thermal Engineering	5,000	196,915
Tokyo Electron	1,000	209,247
Tokyu	16,100	195,058
Toyo Suisan Kaisha	2,900	194,723
Toyota Motor	31,200	599,376
Trend Micro	7,500	359,494
VALTES HOLDINGS	2,500	9,309
		18,114,408
Mexico — 0.1%
Grupo Mexico	9,372	52,708
Wal-Mart de Mexico	22,191	73,847
		126,555
Netherlands — 0.6%
Argenx ADR *	329	169,721
ASM International	596	410,061

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Netherlands — continued
ASML Holding	437	$406,922
BE Semiconductor Industries	866	111,563
Koninklijke Philips *	3,587	100,758
		1,199,025
Poland — 0.1%
Allegro.eu *	12,848	118,022
Portugal — 0.3%
EDP	56,407	232,480
EDP Renovaveis	14,954	232,475
Galp Energia SGPS	5,247	110,326
		575,281
Russia — 0.0%
Yandex, Cl A *(A)	16,554	–
South Korea — 0.6%
Samsung Electronics	12,464	768,558
SK Hynix	3,102	444,900
		1,213,458
Spain — 0.5%
Acciona	1,829	237,118
Endesa	11,920	231,298
Iberdrola	17,639	232,980
Redeia	13,159	233,637
		935,033
Switzerland — 0.6%
Lonza Group	94	62,596
Novartis	3,604	402,307
Roche Holding	1,446	468,156
Sandoz Group	721	31,255
Sonova Holding	94	28,814
Straumann Holding	354	45,649
VAT Group	257	128,792
		1,167,569
Taiwan — 1.1%
Delta Electronics	4,878	62,652
Hon Hai Precision Industry	20,316	124,637
Largan Precision	868	75,308
MediaTek	7,023	267,472
Taiwan Semiconductor Manufacturing	46,935	1,369,156

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
Taiwan — continued
Wiwynn	2,133	$135,198
		2,034,423
Turkey — 0.0%
Akbank	23,602	44,114
United Kingdom — 1.1%
ARM Holdings ADR *	1,789	257,920
AstraZeneca	2,667	423,707
Coats Group	103,467	119,207
GSK	7,188	139,582
Hikma Pharmaceuticals	3,908	95,550
Sage Group	10,112	141,351
Spirax Group	2,100	245,168
SSE	9,690	234,514
Weir Group	11,046	288,353
Yellow Cake *	10,141	72,574
		2,017,926
United States — 44.0%
Communication Services — 1.5%
Alphabet, Cl A	5,022	861,474
Alphabet, Cl C	544	94,194
AT&T	17,015	327,539
Comcast, Cl A	12,545	517,732
Meta Platforms, Cl A	898	426,397
Netflix *	535	336,167
Spotify Technology *	523	179,881
Trade Desk, Cl A *	1,530	137,516
Yelp, Cl A *	1,846	67,250
		2,948,150
Consumer Discretionary — 1.3%
Airbnb, Cl A *	941	131,326
Amazon.com *	2,063	385,739
Aramark	4,899	167,889
Booking Holdings	49	182,035
Dillard's, Cl A	228	90,878
Domino's Pizza	261	111,891
eBay	3,249	180,677
Home Depot	1,118	411,603
Lowe's	1,336	328,001
Lululemon Athletica *	341	88,203
NIKE, Cl B	2,116	158,404

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Consumer Discretionary — continued
O'Reilly Automotive *	102	$114,887
Pool	150	56,106
TJX	290	32,776
		2,440,415
Consumer Staples — 0.9%
Altria Group	1,190	58,322
Coca-Cola	4,467	298,128
Costco Wholesale	106	87,132
Kroger	675	36,787
Philip Morris International	640	73,702
Procter & Gamble	2,479	398,524
Target	761	114,462
Walmart	10,467	718,455
		1,785,512
Energy — 0.7%
Cameco	2,446	111,269
Chevron	1,217	195,292
ConocoPhillips	397	44,146
Denison Mines *	58,561	115,365
EOG Resources	147	18,640
Exxon Mobil	3,426	406,289
Marathon Petroleum	817	144,625
NexGen Energy *	16,927	112,903
Uranium Energy *	19,107	113,305
Valero Energy	476	76,979
		1,338,813
Financials — 10.2%
Ameriprise Financial	49	21,073
Bank of America	68,805	2,773,530
Citigroup	19,663	1,275,735
CME Group, Cl A	1,131	219,086
Evercore, Cl A	432	108,168
Goldman Sachs Group	3,927	1,998,961
Invesco	6,298	108,704
JPMorgan Chase	32,110	6,833,008
MarketAxess Holdings	680	152,000
Mastercard, Cl A	1,245	577,319
Morgan Stanley	13,123	1,354,425
NU Holdings, Cl A *	3,040	36,875

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Financials — continued
PayPal Holdings *	2,020	$132,876
Progressive	1,672	358,009
State Street	3,573	303,598
T Rowe Price Group	1,207	137,851
Truist Financial	5,917	264,431
Visa, Cl A	2,181	579,426
Wells Fargo	35,561	2,110,190
Willis Towers Watson	507	143,116
		19,488,381
Health Care — 7.0%
Abbott Laboratories	7,589	803,979
AbbVie	3,130	580,052
Agilent Technologies	463	65,468
Alcon	2,520	236,880
Align Technology *	133	30,840
Alnylam Pharmaceuticals *	214	50,816
Amgen	844	280,605
Baxter International	1,103	39,509
Becton Dickinson	582	140,297
Biogen *	247	52,660
BioMarin Pharmaceutical *	506	42,671
Bio-Rad Laboratories, Cl A *	114	38,573
Boston Scientific *	3,599	265,894
Bristol-Myers Squibb	4,161	197,897
Cardinal Health	789	79,555
Catalent *	515	30,560
Cencora, Cl A	229	54,474
Centene *	1,235	94,996
Charles River Laboratories International *	991	241,903
Cigna Group	540	188,282
CVS Health	2,531	152,695
Danaher	1,684	466,603
Dexcom *	723	49,034
Edwards Lifesciences *	1,075	67,779
Elevance Health	659	350,608
Eli Lilly	1,398	1,124,369
GE HealthCare Technologies	938	79,383
Gilead Sciences	1,805	137,288
GRAIL *	63	972
HCA Healthcare	221	80,234

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Health Care — continued
Humana	280	$101,251
IDEXX Laboratories *	730	347,568
Illumina *	379	46,465
Intuitive Surgical *	717	318,785
IQVIA Holdings *	341	83,964
Johnson & Johnson	7,942	1,253,645
Labcorp Holdings	130	28,007
McKesson	258	159,191
Medtronic	2,714	217,989
Merck	6,493	734,553
Mettler-Toledo International *	143	217,507
Moderna *	628	74,870
Pfizer	9,864	301,247
Regeneron Pharmaceuticals *	201	216,917
ResMed	261	55,658
Revvity	398	49,993
STERIS	189	45,126
Stryker	693	226,923
Thermo Fisher Scientific	1,209	741,528
UnitedHealth Group	2,048	1,179,976
Veeva Systems, Cl A *	976	187,324
Vertex Pharmaceuticals *	1,011	501,173
Viatris	6,520	78,631
West Pharmaceutical Services	165	50,518
Zimmer Biomet Holdings	220	24,497
Zoetis, Cl A	687	123,688
		13,391,870
Industrials — 2.7%
Allegion	1,943	265,822
Automatic Data Processing	169	44,383
Booz Allen Hamilton Holding, Cl A	899	128,836
Broadridge Financial Solutions	892	190,888
BWX Technologies	1,108	110,235
Caterpillar	475	164,445
Cintas	177	135,217
Emerson Electric	182	21,314
Fastenal	437	30,918
FedEx	407	123,016
GE Vernova *	1	89
Generac Holdings *	1,393	216,862

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Industrials — continued
General Electric	1,357	$230,961
Honeywell International	1,809	370,393
Illinois Tool Works	441	109,050
Lockheed Martin	56	30,348
MasTec *	3,396	373,662
NuScale Power *	11,368	116,181
Old Dominion Freight Line	728	153,011
Otis Worldwide	1,789	169,061
Parker-Hannifin	251	140,851
Paychex	1,512	193,566
Quanta Services	1,436	381,086
Republic Services, Cl A	485	94,245
Rockwell Automation	683	190,318
Sunrun *	12,944	226,908
Trane Technologies	439	146,749
Union Pacific	992	244,756
United Parcel Service, Cl B	906	118,115
United Rentals	197	149,149
Veralto	366	38,965
Westinghouse Air Brake Technologies	1,085	174,848
WW Grainger	45	43,956
		5,128,204
Information Technology — 16.9%
Accenture, Cl A	2,124	702,237
Adobe *	1,218	671,910
Advanced Micro Devices *	1,242	179,444
Akamai Technologies *	4,359	428,403
Analog Devices	1,038	240,172
Apple	3,964	880,325
Applied Materials	1,210	256,762
AppLovin, Cl A *	1,740	134,154
Arista Networks *	684	237,040
Atlassian, Cl A *	1,016	179,395
Autodesk *	791	195,788
Broadcom	11,064	1,777,764
Cadence Design Systems *	872	233,400
CCC Intelligent Solutions Holdings *	17,381	178,329
Check Point Software Technologies *	2,838	520,631
Cisco Systems	6,400	310,080
Cloudflare, Cl A *	6,549	507,548

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Information Technology — continued
Confluent, Cl A *	4,360	$109,087
Crowdstrike Holdings, Cl A *	2,115	490,595
CyberArk Software *	1,551	397,645
Datadog, Cl A *	1,374	159,989
DocuSign, Cl A *	2,313	128,325
Dynatrace *	3,140	137,909
Elastic *	1,396	153,099
Enphase Energy *	1,983	228,263
First Solar *	1,033	223,118
Fortinet *	13,288	771,236
Gartner *	45	22,554
Gen Digital	18,523	481,413
GLOBALFOUNDRIES *	2,936	149,765
GoDaddy, Cl A *	1,007	146,468
Guidewire Software *	1,111	166,728
HubSpot *	246	122,269
International Business Machines	1,472	282,830
Intuit	471	304,902
KLA	318	261,736
Lam Research	277	255,184
Manhattan Associates *	614	156,803
Marvell Technology	2,432	162,895
Microchip Technology	1,913	169,836
Micron Technology	1,789	196,468
Microsoft	13,255	5,545,229
Monday.com *	595	136,737
MongoDB, Cl A *	462	116,590
Motorola Solutions	791	315,546
Nutanix, Cl A *	1,936	97,787
NVIDIA	38,597	4,516,621
Okta, Cl A *	4,366	410,142
ON Semiconductor *	2,074	162,291
Oracle	5,982	834,190
Palantir Technologies, Cl A *	7,769	208,908
Palo Alto Networks *	2,846	924,182
Pure Storage, Cl A *	2,251	134,902
QUALCOMM	4,183	756,914
Qualys *	2,293	341,978
Roper Technologies	392	213,542
Salesforce	1,343	347,568

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Information Technology — continued
SentinelOne, Cl A *	16,103	$368,759
ServiceNow *	601	489,448
Snowflake, Cl A *	1,208	157,499
SolarEdge Technologies *	8,028	231,688
Super Micro Computer *	463	324,864
Synopsys *	837	467,314
TE Connectivity	1,765	272,393
Texas Instruments	1,717	349,942
Twilio, Cl A *	2,284	135,053
UiPath, Cl A *	7,718	93,928
Workday, Cl A *	883	200,547
Zoom Video Communications, Cl A *	2,298	138,799
Zscaler *	3,007	539,305
		32,145,165
Materials — 0.3%
DuPont de Nemours	1,869	156,435
Linde	616	279,356
Southern Copper	397	42,317
		478,108
Real Estate — 2.0%
American Tower	2,481	546,812
Crown Castle	4,048	445,604
Digital Realty Trust	2,881	430,681
Equinix	597	471,773
Healthpeak Properties	7,176	156,580
Iron Mountain	4,057	416,086
Jones Lang LaSalle *	715	179,394
Prologis	4,410	555,881
Rexford Industrial Realty	6,063	303,817
SBA Communications, Cl A	1,658	363,997
		3,870,625
Utilities — 0.5%
Brookfield Renewable, Cl A	4,368	122,741
Clearway Energy, Cl C	4,574	122,034
Constellation Energy	2,549	483,800
IDACORP, Cl Rights	1,222	119,451

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2024 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
United States — continued
Utilities — continued
NextEra Energy	1,621	$123,828
		971,854
		83,987,097
TOTAL COMMON STOCK
(Cost $105,481,075)		130,506,379

CORPORATE OBLIGATIONS — 5.2%
	Face Amount(1)
Communication Services — 0.6%
IHS Netherlands Holdco BV
8.000%, 09/18/2027	$200,000	194,920
Network i2i 5.650%, H15T5Y + 4.274%, (B) (C)	313,000	311,807
Rakuten Group 11.250%, 02/15/2027	300,000	324,138
9.750%, 04/15/2029(D)	200,000	212,500
		1,043,365
Consumer Discretionary — 0.9%
Champion Path Holdings 4.500%, 01/27/2026	200,000	191,589
LS Finance 2025 4.500%, 06/26/2025	400,000	386,000
Melco Resorts Finance 5.250%, 04/26/2026	200,000	193,506
4.875%, 06/06/2025	250,000	245,866
Studio City Finance 6.500%, 01/15/2028	230,000	220,381
5.000%, 01/15/2029	250,000	222,738
Wynn Macau 5.625%, 08/26/2028	200,000	189,425
		1,649,505
Energy — 0.6%
Continuum Green Energy India Pvt 7.500%, 06/26/2033(D)	200,000	201,740
Greenko Dutch BV 3.850%, 03/29/2026	227,500	217,548
India Cleantech Energy 4.700%, 08/10/2026	213,125	204,421

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
Energy (continued)
Indika Energy 8.750%, 05/07/2029(D) $	250,000	$253,760
Medco Bell Pte 6.375%, 01/30/2027	230,000	227,532
Mongolian Mining 12.500%, 09/13/2026	200,000	213,900
		1,318,901
Financials — 1.0%
Bangkok Bank MTN 5.000%, H15T5Y + 4.729%, (B) (C)	200,000	196,260
Bank of East Asia MTN 5.825%, H15T5Y + 5.527%, (B) (C)	250,000	244,653
4.875%, H15T5Y + 2.300%, 04/22/2032(B)	250,000	241,337
Fortune Star BVI 5.950%, 10/19/2025	467,000	450,673
Huarong Finance 2019 MTN 4.250%, H15T5Y + 6.979%, (B) (C)	400,000	388,012
Macquarie Bank 6.125%, USSW5 + 3.703%, (B) (C)	200,000	197,265
Standard Chartered 7.750%, H15T5Y + 4.976%, (B) (C)	400,000	408,899
		2,127,099
Industrials — 0.2%
CIMIC Finance USA Pty 7.000%, 03/25/2034	50,000	52,705
India Airport Infra 6.250%, 10/25/2025	250,000	250,000
		302,705
Real Estate — 1.1%
GLP Pte MTN 3.875%, 06/04/2025	250,000	235,290
New Metro Global 4.800%, 12/15/2024	200,000	181,360
NWD Finance BVI 5.250%, H15T5Y + 7.889%, (B) (C)	200,000	171,103
4.800%, (C)	450,000	206,100
Scentre Group Trust 2 5.125%, H15T5Y + 4.685%, 09/24/2080(B)	200,000	188,757
4.750%, H15T5Y + 4.379%, 09/24/2080(B)	200,000	194,458

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2024 (UNAUDITED)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
Real Estate (continued)
Vanke Real Estate Hong Kong MTN 3.975%, 11/09/2027	$200,000	$124,720
Yanlord Land HK 5.125%, 05/20/2026	600,000	524,863
Yuexiu REIT MTN 2.650%, 02/02/2026	200,000	183,758
		2,010,409
Utilities — 0.8%
Clean Renewable Power Mauritius Pte 4.250%, 03/25/2027	174,000	163,851
Greenko Solar Mauritius 5.550%, 01/29/2025	218,000	216,878
India Green Power Holdings 4.000%, 02/22/2027	466,650	438,540
LLPL Capital Pte 6.875%, 02/04/2039	154,840	157,395
Minejesa Capital BV 5.625%, 08/10/2037	400,000	370,703
SAEL 7.800%, 07/31/2031(D)	200,000	202,510
		1,549,877
TOTAL CORPORATE OBLIGATIONS (Cost $9,958,798)		10,001,861

EXCHANGE TRADED FUNDS — 2.3%
	Shares
Invesco DB Precious Metals Fund	36,047	2,146,646
iShares MSCI South Korea ETF	33,731	2,244,798
TOTAL EXCHANGE TRADED FUNDS (Cost $3,978,298)		4,391,444

SOVEREIGN DEBT — 0.2%
	Face Amount(1)
Pakistan Government International Bond 7.375%, 04/08/2031	400,000	317,500
TOTAL SOVEREIGN DEBT (Cost $319,216)		317,500

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2024 (UNAUDITED)

CONVERTIBLE BOND — 0.1%
	Face Amount(1)	Value
Wynn Macau 4.500%, 03/07/2029(D)	$200,000	$197,600
TOTAL CONVERTIBLE BONDS (Cost $215,823)		197,600
U.S. TREASURY OBLIGATIONS — 14.6%
U.S. Cash Management Bill - Reopening 5.301%, 09/19/2024(E)	6,040,000	5,996,862
U.S. Treasury Bill - WI Post Auction 5.325%, 10/01/2024(E)	7,815,000	7,746,075
U.S. Treasury Bills 5.315%, 08/29/2024(E)	1,327,000	1,321,555
5.308%, 08/15/2024(E)	9,889,000	9,868,751
5.284%, 09/26/2024(E)	2,952,000	2,927,852
TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,861,172)		27,861,095
TOTAL INVESTMENTS — 90.8% (Cost $147,814,382)		$173,275,879

Percentages are based on Net Asset of $190,779,854.

*	Non-income producing security.
(1)	In U.S. dollars unless otherwise indicated.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Perpetual security with no stated maturity date.
(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of July 31, 2024 was $1,068,110 and represents 0.56% of Net Assets.
(E)	Interest rate represents the security’s effective yield at the time of purchase.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2024 (UNAUDITED)

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

CNH — Chinese Yuan Offshore

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

H15T5Y — Harmonized Index of Consumer Prices 5 Year

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

Pty — Proprietary

REIT — Real Estate investment Trust

S&P— Standard & Poor's

TOPIX- Tokyo Price Index

USD — U.S. Dollar

USSW5 — USD 5 Years Interest Rate Swap

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2024 (UNAUDITED)

A list of the outstanding forward foreign currency contracts held by the Fund at July 31, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	09/18/24	USD	5,794,637	JPY	887,928,000	$176,872
Morgan Stanley	09/18/24	AUD	1,143,000	USD	753,097	4,682
Morgan Stanley	09/18/24	USD	569,350	EUR	521,000	(4,171)
Morgan Stanley	09/18/24	JPY	596,665,000	USD	3,825,669	(187,031)
Morgan Stanley	09/18/24	EUR	450,000	USD	491,947	3,788
Morgan Stanley	09/18/24	CAD	750,000	USD	549,799	5,779
Morgan Stanley	09/18/24	INR	175,463,355	USD	2,093,695	1,227
Morgan Stanley	09/18/24	EUR	1,090,000	USD	1,176,391	(6,037)
Morgan Stanley	09/18/24	GBP	450,000	USD	570,427	(8,330)
Morgan Stanley	09/18/24	USD	7,508,857	GBP	5,918,000	102,438
Morgan Stanley	09/18/24	USD	9,570,899	EUR	8,908,000	92,471
Morgan Stanley	09/18/24	USD	184,291	INR	15,450,000	(43)
Morgan Stanley	09/18/24	USD	3,362,487	AUD	5,072,000	(41,437)
Morgan Stanley	09/18/24	USD	4,587,598	CAD	6,291,000	(24,359)
Morgan Stanley	09/19/24	USD	767,326	CNH	5,570,000	6,895
Morgan Stanley	09/19/24	CNH	34,335,000	USD	4,733,581	(38,932)
Morgan Stanley	09/19/24	KRW	797,819,000	USD	581,920	(1,648)
						$82,164

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND JULY 31, 2024 (UNAUDITED)

The open futures contracts held by the Fund at July 31, 2024, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount †	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro-Bund 10-Year Bond	32	9/6/24	$4,555,036	$4,631,342	$108,997
FTSE 100 Index	97	9/20/24	10,110,213	10,421,627	181,082
FTSE Taiwan Index	49	8/29/24	3,629,492	3,657,360	27,868
MSCI Singapore Index	30	8/29/24	695,177	705,955	7,334
U.S. 10-Year Treasury Note	49	9/19/24	5,341,840	5,478,812	136,972
U.S. Ultra Long Treasury Bond	161	9/19/24	19,942,745	20,602,969	660,223
Ultra 10-Year U.S.
Treasury Note	57	9/19/24	6,406,011	6,587,953	181,942
			$50,680,514	$52,086,018	$1,304,418
Short Contracts
FTSE China A50	(371)	8/29/24	$(4,400,839)	$(4,399,318)	$1,521
NSE Nifty50 Index	(47)	8/29/24	(2,313,954)	(2,354,606)	(40,652)
MSCI EAFE Index	(21)	9/20/24	(2,463,350)	(2,509,185)	(45,835)
MSCI Emerging Markets	(18)	9/20/24	(999,508)	(986,850)	12,658
S&P 500 Index E-MINI	(25)	9/20/24	(6,955,446)	(6,947,500)	7,946
TOPIX Index	(52)	9/12/24	(9,229,962)	(9,708,888)	(65,827)
			$(26,363,059)	$(26,906,347)	$(130,189)
			$24,317,455	$25,179,671	$1,174,229

†	The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

PBI-QH-001-1700